MSRM 2021-1 ABS 15G

Exhibit 99.1

Morgan Stanley Residential Mortgage Loan Trust 2021-1

Mortgage Pass-Through Certificates, Series 2021-1

Sample Mortgage Loan Agreed-Upon Procedures

Report To:

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley Capital I Inc.

Morgan Stanley & Co. LLC

8 March 2021

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley Capital I Inc.

Morgan Stanley & Co. LLC

1585 Broadway, 24th Floor,

New York, New York 10036

Re:	Morgan Stanley Residential Mortgage Loan Trust 2021-1 (the “Issuing Entity”)

Mortgage Pass-Through Certificates, Series 2021-1 (the “Certificates”)

Sample Mortgage Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Morgan Stanley Mortgage Capital Holdings LLC (the “Sponsor”), Morgan Stanley Capital I Inc. (the “Depositor”) and Morgan Stanley & Co. LLC (the “Initial Purchaser,” together with the Sponsor and Depositor, the “Specified Parties”) solely to assist the Specified Parties in evaluating the accuracy of certain information relating to a pool of fixed-rate mortgage loans (the “Mortgage Loans”) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Initial Purchaser, on behalf of the Depositor, provided us with:

a.	Electronic data files:

i.	Labeled “msrm_20211_20210212v2.xlsx” and the corresponding record layout and decode information, as applicable (the “Loan Listing File 1”), that the Initial Purchaser, on behalf of the Depositor, indicated contains a list of loan identification numbers (each, a “Loan Number”) corresponding to certain mortgage loans (the “Loan Listing 1 Mortgage Loans”),

ii.	Labeled “msrm_20211_20210223.xlsx” and the corresponding record layout and decode information, as applicable (the “Loan Listing File 2,” together with the Loan Listing File 1, the “Loan Listing Files”), that the Initial Purchaser, on behalf of the Depositor, indicated contains a list of Loan Numbers corresponding to certain mortgage loans (the “Loan Listing 2 Mortgage Loans”) and

a. (continued)

iii.	Labeled “20210301_MSRM_202101_Rating_Agency_ASF.xlsx” and the corresponding record layout and decode information, as applicable (the “Preliminary Data File”), that the Initial Purchaser, on behalf of the Depositor, indicated contains information as of 1 March 2021 (the “Preliminary Cut-off Date”) relating to certain mortgage loans (the “Preliminary Mortgage Loans”) that are expected to be representative of the Mortgage Loans,

b.	Imaged copies of the:

i.	Promissory note (the “Note”),

ii.	Loan application or occupancy affidavit (collectively and as applicable, the “Application”),

iii.	Underwriting summary (the “Underwriting Summary”),

iv.	Appraisal report (the “Appraisal”),

v.	Credit report (the “Credit Report”),

vi.	Condominium rider (the “Condominium Rider”) and

vii.	Settlement statement or closing disclosure (collectively and as applicable, the “Settlement Statement,” together with the Note, Application, Underwriting Summary, Appraisal, Credit Report and Condominium Rider, the “Source Documents”)

that the Initial Purchaser, on behalf of the Depositor, indicated relate to the Sample Mortgage Loans (as defined in Attachment A),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File, which is shown on Exhibit 1 to Attachment A, and

d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Loan Listing Files, Preliminary Data File, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and calculation methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Loan Listing Files, Source Documents or any other information provided to us, or that we were instructed to obtain, as applicable, by the Initial Purchaser, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Loan Listing 1 Mortgage Loans, Loan Listing 2 Mortgage Loans, Preliminary Mortgage Loans or Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any assumptions and methodologies provided to us by the Initial Purchaser, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Mortgage Loans,

iii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

8 March 2021

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.	As instructed by the Initial Purchaser, on behalf of the Depositor, we randomly selected a sample of 164 Loan Listing 1 Mortgage Loans from the Loan Listing File 1 (the “Base Loan Listing 1 Sample Mortgage Loans”). For the purpose of this procedure, the Initial Purchaser, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Base Loan Listing 1 Sample Mortgage Loans or the methodology they instructed us to use to select the Base Loan Listing 1 Sample Mortgage Loans from the Loan Listing File 1.

For the purpose of the procedures described in this report, the 164 Base Loan Listing 1 Sample Mortgage Loans are referred to as Sample Mortgage Loan Numbers 1 through 164.

2.	For each mortgage loan on the Loan Listing File 1 and Loan Listing File 2, we compared the Loan Number, as shown on the Loan Listing File 1, to the corresponding Loan Number, as shown on the Loan Listing File 2, and noted that:

a.	Five of the Loan Listing 2 Mortgage Loans included on the Loan Listing File 2 were not included on the Loan Listing File 1,

b.	Eight of the Loan Listing 1 Mortgage Loans included on the Loan Listing File 1 were not included on the Loan Listing File 2 (the “Removed Loan Listing 1 Mortgage Loans”) and

c.	Two of the Removed Loan Listing 1 Mortgage Loans were Base Loan Listing 1 Sample Mortgage Loans (the “Removed Base Loan Listing 1 Sample Mortgage Loans”).

The Removed Base Loan Listing 1 Sample Mortgage Loans are Sample Mortgage Loan Numbers 20 and 53. The 162 Base Loan Listing 1 Sample Mortgage Loans included on the Loan Listing File 2 are hereinafter referred to as the “Loan Listing 1 Sample Mortgage Loans.”

3.	As instructed by the Initial Purchaser, on behalf of the Depositor, we randomly selected one Loan Listing 2 Mortgage Loan from the Loan Listing File 2 that was not a Loan Listing 1 Sample Mortgage Loan (the “Loan Listing 2 Sample Mortgage Loan,” together with the Loan Listing 1 Sample Mortgage Loans, the “Sample Mortgage Loans”). For the purpose of this procedure, the Initial Purchaser, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Loan Listing 2 Sample Mortgage Loans or the methodology they instructed us to use to select the Loan Listing 2 Sample Mortgage Loan from the Loan Listing File 2.

For the purpose of the procedures described in this report, the Loan Listing 2 Sample Mortgage Loan is referred to as Sample Mortgage Loan Number 165.

Attachment A Page 2 of 2

4.	For each mortgage loan on the Loan Listing File 2 and Preliminary Data File, we compared the Loan Number, as shown on the Loan Listing File 2, to the corresponding Loan Number, as shown on the Preliminary Data File, and noted that:

a.	28 of the Preliminary Mortgage Loans included on the Preliminary Data File were not included on the Loan Listing File 2 and

b.	All of the Loan Listing 2 Mortgage Loans included on the Loan Listing File 2 were included on the Preliminary Data File.

5.	For each Sample Mortgage Loan, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Initial Purchaser, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Initial Purchaser, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note(s)

Loan Number	Loan Number	Note	i.

Original principal balance	Original Loan Amount	Note

Original interest rate	Original Interest Rate	Note

First payment date	First Payment Date of Loan	Note

Maturity date	Maturity Date	Note

Property state	State	Note

Property zip code	Postal Code	Note

Original term	Original Term to Maturity	(a) Note or	ii.
(b) Note and recalculation

Original interest only term	Original Interest Only Term	Note

Prepayment charge term	Prepayment Penalty Total Term	Note

Occupancy status	Occupancy	Application	iii.

Appraisal value	Original Appraised Property Value	Appraisal	iv.

Property type	Property Type	(a) Application,	iii., iv., v.
(b) Condominium Rider,
(c) Underwriting Summary and Appraisal,
(d) Appraisal or
(e) Underwriting Summary

Sale price (if applicable)	Sales Price	Settlement Statement	vi.

Loan purpose	Loan Purpose	(a) Application or	iii., vi, vii.
(b) Note, Settlement Statement, Credit Report and recalculation

Exhibit 1 to Attachment A

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)		Note(s)

Junior lien balance	Junior Mortgage Balance	(a)	Credit Report,	iii., viii.
		(b)	Underwriting Summary or
		(c)	Application

Original loan-to-value ratio	Original LTV	Recalculation		ix., x.

Combined loan-to-value ratio	Original CLTV	Recalculation		ix., xi.

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the original term Sample Characteristic for each Sample Mortgage Loan that does not have the original term specifically stated in the Note, the Initial Purchaser, on behalf of the Depositor, instructed us to recalculate the original term as the sum of:

(a)	The difference in months between the maturity date and first payment date, both as shown in the Note, and

(b)	One.

iii.	For the purpose of comparing the indicated Sample Characteristics for each Sample Mortgage Loan, the Initial Purchaser, on behalf of the Depositor, provided one or more Applications. For the purpose of comparing the indicated Sample Characteristics for each Sample Mortgage Loan that has more than one Application, the Initial Purchaser, on behalf of the Depositor, instructed us to use the most recent Application as the Source Document (and in accordance with any other applicable note(s)).

iv.	For the purpose of comparing the indicated Sample Characteristics for each Sample Mortgage Loan, the Initial Purchaser, on behalf of the Depositor, provided one or more Appraisals. For the purpose of comparing the indicated Sample Characteristics for each Sample Mortgage Loan that has more than one Appraisal, the Initial Purchaser, on behalf of the Depositor, instructed us to use the Appraisal with the lowest appraisal value as the Source Document (and in accordance with any other applicable note(s)).

Exhibit 1 to Attachment A

Notes:	(continued)

v.	For the purpose of comparing the property type Sample Characteristic for each Sample Mortgage Loan, the Initial Purchaser, on behalf of the Depositor, instructed us to note agreement if the property type, as shown on the Preliminary Data File, agreed with the corresponding property type, as shown in the Application, in accordance with the decode table shown below, as applicable (and in accordance with any other applicable note(s)):

Preliminary Data File Value	Source Document Value
Single Family Attached	S-Det/End Unit

For the purpose of comparing the property type Sample Characteristic for Sample Mortgage Loan Number 66, the Initial Purchaser, on behalf of the Depositor, instructed us to use the Condominium Rider as the Source Document.

For the purpose of comparing the property type Sample Characteristic for each remaining Sample Mortgage Loan with a property type of “Condominium – Low Rise” or “Condominium - High Rise,” as shown on the Preliminary Data File, the Initial Purchaser, on behalf of the Depositor, instructed us to use the Underwriting Summary and Appraisal as the Source Documents (and in accordance with any other applicable note(s)).

For the purpose of comparing the property type Sample Characteristic for Sample Mortgage Loan Numbers 6, 14, 43 and 89, the Initial Purchaser, on behalf of the Depositor, instructed us to use the Appraisal as the Source Document (and in accordance with any other applicable note(s)).

For the purpose of comparing the property type Sample Characteristic for each remaining Sample Mortgage Loan, the Initial Purchaser, on behalf of the Depositor, instructed us to use the Underwriting Summary as the Source Document.

vi.	For the purpose of comparing the indicated Sample Characteristics for each Sample Mortgage Loan, the Initial Purchaser, on behalf of the Depositor, provided one or more Settlement Statements. For the purpose of comparing the indicated Sample Characteristics for each Sample Mortgage Loan that has more than one Settlement Statement, the Initial Purchaser, on behalf of the Depositor, instructed us to use the most recent Settlement Statement as the Source Document (and in accordance with any other applicable note(s)).

vii.	For the purpose of comparing the loan purpose Sample Characteristic for each Sample Mortgage Loan with a loan purpose of “First Time Home Purchase” or “Other-than-first-time Home Purchase,” as shown on the Preliminary Data File (each, a “Purchase Sample Mortgage Loan”), the Initial Purchaser, on behalf of the Depositor, instructed us to use the Application as the Source Document (and in accordance with any other applicable note(s)).

Exhibit 1 to Attachment A

Notes:	(continued)

vii. (continued)

For the purpose of comparing the loan purpose Sample Characteristic for Sample Mortgage Loan Number 64, the Initial Purchaser, on behalf of the Depositor, instructed us to note agreement with a loan purpose of “First Time Home Purchase” if either of the borrowers had not had ownership interest in a property in the last three years, as shown in the Application Source Document (and in accordance with any other applicable note(s)).

For each remaining Sample Mortgage Loan (each, a “Refinanced Sample Mortgage Loan”), the Initial Purchaser, on behalf of the Depositor, instructed us to calculate the “Amount to Borrower” as the difference between:

(a)	The original principal balance, as shown in the Note, and

(b)	The sum of:

(1)	The unpaid principal balance of the previous first mortgage loan that is being refinanced, as shown in the Settlement Statement (and in accordance with any other applicable note(s)),

(2)	If any secondary financing relating to the subject property is an installment loan, as shown in the Credit Report, the unpaid principal balance of the secondary financing relating to the subject property that is being repaid with the proceeds of the Refinanced Sample Mortgage Loan, as shown in the Settlement Statement (and in accordance with any other applicable note(s)), and

(3)	Total closing costs relating to the Refinanced Sample Mortgage Loan, as shown in the Settlement Statement (and in accordance with any other applicable note(s)).

For each Refinanced Sample Mortgage Loan, the Initial Purchaser, on behalf of the Depositor, instructed us to note agreement with a loan purpose of:

(a)	“Refinance – Rate Term” if the Amount to Borrower is less than or equal to the greater of (i) $2,000 and (ii) 1% of the original principal balance, as shown in the Note, or

(b)	“Refinance – Cash Out” if the Amount to Borrower is greater than the greater of (i) $2,000 and (ii) 1% of the original principal balance, as shown in the Note.

viii.	For the purpose of comparing the junior lien balance Sample Characteristic for Sample Mortgage Loan Number 25, the Initial Purchaser, on behalf of the Depositor, instructed us to use the Credit Report as the Source Document.

For the purpose of comparing the junior lien balance Sample Characteristic for each remaining Sample Mortgage Loan for which we were provided with an Underwriting Summary, the Initial Purchaser, on behalf of the Depositor, instructed us to use the Underwriting Summary as the Source Document.

Exhibit 1 to Attachment A

viii. (continued)

For the purpose of comparing the junior lien balance Sample Characteristics for each remaining Sample Mortgage Loan for which we were not provided with an Underwriting Summary, the Initial Purchaser, on behalf of the Depositor, instructed us to use the Application as the Source Document (and in accordance with any other applicable note(s)).

ix.	For each Sample Mortgage Loan, the Initial Purchaser, on behalf of the Depositor, instructed us to calculate the “Value for LTV” as follows:

(a)	In the case of a Purchase Sample Mortgage Loan, the lesser of (1) the appraisal value, as shown in the Appraisal (and in accordance with any other applicable note(s)), and (2) the sale price (if applicable), as shown in the Settlement Statement (and in accordance with any other applicable note(s)), or

(b)	In the case of a Refinanced Sample Mortgage Loan, the appraisal value, as shown in the Appraisal (and in accordance with any other applicable note(s)).

x.	For the purpose of comparing the original loan-to-value ratio Sample Characteristic for each Sample Mortgage Loan, the Initial Purchaser, on behalf of the Depositor, instructed us to recalculate the original loan-to-value ratio by:

(a)	Dividing the original principal balance, as shown in the Note, by the Value for LTV, as calculated in note ix., and

(b)	Rounding the value calculated in (a) above to the fourth decimal place (X.XXXX).

xi.	For the purpose of comparing the combined loan-to-value ratio Sample Characteristic for each Sample Mortgage Loan, the Initial Purchaser, on behalf of the Depositor, instructed us to recalculate the combined loan-to-value ratio by:

(a)	Adding the original principal balance, as shown in the Note, and junior lien balance, if applicable, as shown in the Credit Report, Underwriting Summary or Application (and in accordance with any other applicable note(s)),

(b)	Dividing the value calculated in (a) by the Value for LTV, as calculated in note ix., and

(c)	Rounding the value calculated in (b) above to the fourth decimal place (X.XXXX).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Initial Purchaser, on behalf of the Depositor, that are described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristics Differences

Sample Mortgage Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

5	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

49	Property type	Single Family Detached	Planned Unit Development

87	Appraisal value	<redacted>	<redacted>
	Original loan-to-value ratio	0.8000	0.7040
	Combined loan-to-value ratio	0.8000	0.7040

110	Junior lien balance	<redacted>	<redacted>
	Combined loan-to-value ratio	0.8000	0.9995

134	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

159	Property type	Single Family Detached	Planned Unit Development